Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, income tax (expense) benefit	$ 0	$ 0	$ (60)
Net Income (loss) on derivatives, tax (expense) benefit	$ 1,088	$ 1,171	$ 2,661